Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash generated from operating activities
Profit for the year	₩ 2,418,989	₩ 1,500,538	₩ 860,733
Adjustments for income and expenses	3,473,779	4,256,654	4,435,039
Changes in assets and liabilities related to operating activities	(568,695)	302,458	(856,130)
Sub-total	5,324,073	6,059,650	4,439,642
Interest received	37,403	41,832	56,392
Dividends received	327,906	166,019	241,117
Interest paid	(306,634)	(397,351)	(360,439)
Income tax paid	(351,469)	(48,274)	(341,728)
Net cash provided by operating activities	5,031,279	5,821,876	4,034,984
Cash inflows from investing activities:
Decrease in short-term financial instruments, net	162,565		253,971
Decrease in short-term investment securities, net	32,544	17,684	29,503
Collection of short-term loans	137,196	77,114	113,345
Decrease in long-term financial instruments	343	99	231
Proceeds from disposals of long-term investment securities	78,261	46,065	234,683
Proceeds from disposals of investments in associates and joint ventures	100,634	2,715	220
Proceeds from disposals of property and equipment	61,425	102,526	18,478
Proceeds from disposals of intangible assets	14,618	39,654	7,327
Collection of long-term loans	4,166	4,608	4,435
Decrease in deposits	6,941	16,244	9,180
Proceeds from settlement of derivatives	1,495	845	601
Collection of lease receivables			27,712
Proceeds from disposals of subsidiaries		165	4,802
Cash inflow from business combination, net		115,834	5,016
Cash inflow from transfers of business, net		5,395	45,658
Sub-total	600,188	428,948	755,162
Cash outflows for investing activities:
Increase in short-term financial instruments, net		(596,025)
Increase in short-term loans	(100,209)	(103,604)	(116,320)
Increase in long-term loans	(9,877)	(11,044)	(11,541)
Increase in long-term financial instruments	(21)	(2)
Acquisitions of long-term investment securities	(286,566)	(95,474)	(383,976)
Acquisitions of investments in associates and joint ventures	(222,765)	(170,292)	(264,015)
Acquisitions of property and equipment	(2,915,851)	(3,557,800)	(3,375,883)
Acquisitions of intangible assets	(392,588)	(129,976)	(141,010)
Increase in deposits	(51,274)	(12,175)	(6,164)
Cash outflow for business combinations, net	(107,226)	(2,958)	(36,910)
Cash outflow for disposal and liquidation of subsidiaries			(927)
Sub-total	(4,086,377)	(4,679,350)	(4,336,746)
Net cash used in investing activities	(3,486,189)	(4,250,402)	(3,581,584)
Cash inflows from financing activities:
Proceeds from short-term borrowings, net		76,375
Proceeds from issuance of debentures	873,245	1,420,962	1,633,444
Proceeds from long-term borrowings	350,000	1,947,848
Increase in financial liabilities at FVTPL	129,123
Cash inflows from settlement of derivatives	332	36,691	12,426
Proceeds from disposals of treasury shares	14		300,000
Transactions with non-controlling shareholders	444,124	17,766	101,398
Sub-total	1,796,824	3,499,642	2,047,268
Cash outflows for financing activities:
Repayments of short-term borrowings, net	(50,823)		(59,860)
Repayments of long-term payables — other	(426,267)	(428,100)	(428,153)
Repayments of debentures	(890,000)	(975,500)	(940,000)
Repayments of long-term borrowings	(286,868)	(1,950,874)	(89,882)
Payments of dividends	(1,028,520)	(742,136)	(718,698)
Payments of interest on hybrid bonds	(14,766)	(14,766)	(14,766)
Repayments of lease liabilities	(431,674)	(412,666)	(443,238)
Acquisitions of treasury shares	(76,111)	(426,664)
Cash outflows resulting from spin-off	(626,000)
Transactions with non-controlling shareholders	(19,406)	(6,515)	(39,345)
Sub-total	(3,850,435)	(4,957,221)	(2,733,942)
Net cash used in financing activities	(2,053,611)	(1,457,579)	(686,674)
Net increase (decrease) in cash and cash equivalents	(508,521)	113,895	(233,274)
Cash and cash equivalents at beginning of the year	1,369,653	1,270,824	1,506,699
Effects of exchange rate changes on cash and cash equivalents	11,599	(15,066)	(2,601)
Cash and cash equivalents at end of the year	₩ 872,731	₩ 1,369,653	₩ 1,270,824